Shareholder Report, Holdings (Details)_14	Jun. 30, 2024
Class I | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class I | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class I | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | United States [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%
Class I | France [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class I | Netherlands [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | Spain [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Israel [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class II | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class II | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class II | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class II | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class II | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class II | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class II | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class II | United States [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%
Class II | France [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class II | Netherlands [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class II | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class II | Spain [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class II | Israel [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Service Class I | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Service Class I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Service Class I | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Service Class I | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Service Class I | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class I | United States [Member]
Holdings [Line Items]
Percent of Total Investments	59.70%
Service Class I | France [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Service Class I | Netherlands [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Service Class I | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Service Class I | Spain [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class I | Israel [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%